INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 14,249	$ 2,100	¥ 10,386
Restricted cash	142	21	146
Short-term investments, including marketable securities measured at fair value of RMB69 and RMB57 as of December 31, 2025 and June 30, 2026, respectively	1,315	194	4,894
Accounts receivable, net of allowance of RMB116 and RMB105 as of December 31, 2025 and June 30, 2026, respectively	839	124	723
Loan receivables - current, net of allowance of RMB45 and RMB45 as of December 31, 2025 and June 30, 2026, respectively	74	11	87
Amounts due from related parties, net of allowance of RMB36 and RMB36 as of December 31, 2025 and June 30, 2026, respectively	¥ 104	$ 15	¥ 272
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Inventories	¥ 52	$ 8	¥ 57
Other current assets, net of allowance of RMB8 and RMB8 as of December 31, 2025 and June 30, 2026, respectively	986	145	870
Total current assets	17,761	2,618	17,435
Property and equipment, net	4,989	735	5,230
Intangible assets, net	4,821	711	5,028
Operating lease right-of-use assets	24,922	3,673	24,983
Finance lease right-of-use assets	2,275	335	2,394
Land use rights, net	152	22	155
Long-term investments, including available-for-sale debt securities measured at fair value of RMB175 and RMB158 as of December 31, 2025 and June 30, 2026, respectively	1,352	199	1,369
Goodwill	5,291	780	5,428
Amounts due from related parties, net of allowance of RMB1 and RMB1 as of December 31, 2025 and June 30, 2026, respectively	¥ 35	$ 5	¥ 42
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loan receivables, net of allowance of RMB3 and RMB2 as of December 31, 2025 and June 30, 2026, respectively	¥ 113	$ 17	¥ 132
Other assets, net of allowance of RMB13 and RMB13 as of December 31, 2025 and June 30, 2026, respectively	761	113	752
Deferred income tax assets	1,143	168	1,157
Assets held for sale			669
Total assets	63,615	9,376	64,774
Current liabilities:
Short-term debt and current portion of long-term debt	911	134	5,337
Accounts payable	1,040	153	1,020
Amounts due to related parties	¥ 96	$ 14	¥ 129
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payables	¥ 991	$ 146	¥ 1,188
Deferred revenue	2,004	296	1,823
Operating lease liabilities, current	3,563	525	3,478
Finance lease liabilities, current	62	9	59
Accrued expenses and other current liabilities	4,912	725	4,902
Income tax payable	1,122	165	1,191
Total current liabilities	14,701	2,167	19,127
Long-term debt	3,315	489	479
Operating lease liabilities, non-current	23,452	3,456	23,653
Finance lease liabilities, non-current	2,931	432	3,063
Deferred revenue	1,674	247	1,602
Other long-term liabilities	2,082	306	1,925
Retirement benefit obligations	100	15	109
Deferred income tax liabilities	1,125	166	1,187
Liabilities held for sale			671
Total liabilities	49,380	7,278	51,816
Commitments and contingencies (Note 18)
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,098,323,810 and 3,233,044,130 shares issued as of December 31, 2025 and June 30, 2026, 3,071,525,690 and 3,154,059,870 shares outstanding as of December 31, 2025 and June 30, 2026, respectively)	0	0	0
Treasury shares (26,798,120 and 78,984,260 shares as of December 31, 2025 and June 30, 2026, respectively)	(2,303)	(339)	(662)
Additional paid-in capital	13,132	1,935	9,653
Retained earnings	3,133	462	3,614
Accumulated other comprehensive income	118	17	199
Total H World Group Limited shareholders' equity	14,080	2,075	12,804
Noncontrolling interest	155	23	154
Total equity	14,235	2,098	12,958
Total liabilities and equity	¥ 63,615	$ 9,376	¥ 64,774